Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	49
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$28,253,935.50	0.9813802	$18,739,888.35	0.6509166	$9,514,047.15
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$72,613,935.50	0.0480496	$63,099,888.35	0.0417540	$9,514,047.15

Weighted Avg. Coupon (WAC)	4.71%		4.74%
Weighted Avg. Remaining Maturity (WARM)	16.26		15.48
Pool Receivables Balance	$104,254,844.88		$94,666,476.12
Remaining Number of Receivables	21,546		20,909

Adjusted Pool Balance	$103,741,132.31		$94,227,085.16

III. COLLECTIONS

Principal:
Principal Collections	$9,397,235.99
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$158,145.64
Total Principal Collections	$9,555,381.63

Interest:
Interest Collections	$400,515.44
Late Fees & Other Charges	$42,023.74
Interest on Repurchase Principal	$-
Total Interest Collections	$442,539.18

Collection Account Interest	$1,722.42
Reserve Account Interest	$1,938.65
Servicer Advances	$-

Total Collections	$10,001,581.88

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	49
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$10,001,581.88
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$17,783,381.08

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$86,879.04	$-	$86,879.04	$86,879.04
Collection Account Interest					$1,722.42
Late Fees & Other Charges					$42,023.74
Total due to Servicer					$130,625.20

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$24,957.64		$24,957.64	$24,957.64

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$9,793,506.37

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$9,514,047.15

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$-	$-
Class B Notes Total:	$9,514,047.15	$9,514,047.15
Class C Notes Total:	$-	$-
Total Noteholders Principal	$9,514,047.15	$9,514,047.15

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			279,459.22

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$513,712.57
Beginning Period Amount	$513,712.57
Current Period Amortization	$74,321.61
Ending Period Required Amount	$439,390.96
Ending Period Amount	$439,390.96
Next Distribution Date Amount	$371,957.68

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	30.00%	33.03%	33.03%

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	49
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.02%	20,286	95.29%	$90,208,160.91
30 - 60 Days	2.44%	511	3.86%	$3,649,445.47
61 - 90 Days	0.43%	89	0.66%	$624,414.42
91-120 Days	0.11%	23	0.19%	$184,455.32
121 + Days	0.00%	0	0.00%	$-
Total		20,909		$94,666,476.12

Delinquent Receivables 30+ Days Past Due
Current Period	2.98%	623	4.71%	$4,458,315.21
1st Preceding Collection Period	2.63%	566	4.13%	$4,301,832.66
2nd Preceding Collection Period	2.75%	609	4.23%	$4,840,371.37
3rd Preceding Collection Period	2.66%	610	4.02%	$5,037,807.73
Four-Month Average	2.75%		4.27%

Repossession in Current Period		24		$150,443.12
Repossession Inventory		44		$91,475.39

Current Charge-Offs
Gross Principal of Charge-Offs				$191,132.77
Recoveries				$(158,145.64)
Net Loss				$32,987.13

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.38%

Average Pool Balance for Current Period				$99,460,660.50

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.40%
1st Preceding Collection Period				-0.36%
2nd Preceding Collection Period				0.06%
3rd Preceding Collection Period				0.51%
Four-Month Average				0.15%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	26	2,640	$37,491,066.07
Recoveries	19	2,459	$(24,796,147.21)
Net Loss			$12,694,918.86
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	18	2,156	$12,872,233.71
Average Net Loss for Receivables that have experienced a Net Loss			$5,970.42

Principal Balance of Extensions			$594,428.05
Number of Extensions			80

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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